Stock Based Compensation - Schedule of Weighted-Average Assumptions Fair Value of Employee Stock Options Estimated Date of Grant Using Black-Scholes Option-Pricing Model (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)	6 years	5 years 8 months 12 days	6 years 2 months 12 days
Expected volatility	68.70%	50.70%	52.40%
Risk-free interest rate	1.80%	1.80%	1.20%
Expected dividend yield	0.00%	0.00%	0.00%